UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05019

Exact name of registrant as specified in charter:	Nicholas Applegate Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2005

Date of reporting period:	9/30/2005

Item 1.	Schedule of Investments

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Portfolio of Investments as of September 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS 98.8%

CAPITAL GOODS 4.2%
Aerospace & Defense 0.8%
24,400	Goodrich Corp.	$1,081,896

Diversified Manufacturing 3.4%
9,600	ITT Industries, Inc.	1,090,560
30,400	Precision Castparts Corp.	1,614,240
28,400	Temple-Inland, Inc.	1,160,140
16,700	V. F. Corp.	968,099

		4,833,039

COMMERCIAL/INDUSTRIAL SERVICES 13.1%
Broadcasting/Media 2.2%
56,800	CSG Systems International, Inc.(a)	1,233,128
279,000	Sirius Satellite Radio, Inc.(a)	1,827,450

		3,060,578

Building & Construction 4.6%
25,400	KB HOME	1,859,280
25,300	Martin Marietta Materials, Inc.	1,985,038
41,600	Standard Pacific Corp.	1,726,816
12,900	Vulcan Materials Co.	957,309

		6,528,443

Construction & Mining Equipment 0.9%
38,900	Masco Corp.	1,193,452

Other Commercial/Industrial Services 5.4%
32,900	ARAMARK Corp. (Class “B” Stock)	878,759
22,500	Georgia-Pacific Corp.	766,350
18,800	Parker Hannifin Corp.	1,209,028
94,700	Rollins, Inc.	1,848,544
89,300	Service Corporation International	740,297
44,400	Thermo Electron Corp.(a)	1,371,960
12,200	W.W. Grainger, Inc.	767,624

		7,582,562

CONSUMER NON-DURABLES 25.0%
Drugs & Healthcare 12.7%
15,200	Allergan, Inc.	1,392,624
10,800	Coventry Health Care, Inc.(a)	929,016
29,900	Express Scripts, Inc.(a)	1,859,780
40,200	Hospira, Inc.(a)	1,646,994
47,300	Humana, Inc.(a)	2,264,724
56,500	IMS Health, Inc.	1,422,105
21,200	Laboratory Corp. of America Holdings(a)	1,032,652
46,500	Lincare Holdings, Inc.(a)	1,908,825
25,900	McKesson Corp.	1,228,955
80,500	Mylan Laboratories, Inc.	1,550,430
21,300	Pharmaceutical Product Development, Inc.	1,224,963

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Portfolio of Investments as of September 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
28,900	Quest Diagnostics, Inc.	1,460,606

		17,921,674

Furniture 0.8%
18,700	HNI Corp.	1,126,114

Retail/Wholesale Specialty Chain 11.5%
11,600	Abercrombie & Fitch Co. (Class “A” Stock)	578,260
14,700	AutoZone, Inc.(a)	1,223,775
74,500	Bed Bath & Beyond, Inc.(a)	2,993,410
51,500	Claire’s Stores, Inc.	1,242,695
34,600	Coach, Inc.(a)	1,085,056
19,400	Federated Department Stores, Inc.	1,297,278
50,800	Genuine Parts Co.	2,179,320
55,400	Limited Brands, Inc.	1,131,822
49,600	Newell Rubbermaid, Inc.	1,123,440
56,900	Nordstrom, Inc.	1,952,808
63,600	Pacific Sunwear of California, Inc.(a)	1,363,584

		16,171,448

CONSUMER DISCRETIONARY 7.1%
Cable TV 1.9%
85,900	Cablevision Systems Corp. (Class “A” Stock)(a)	2,634,553

Gaming 0.6%
24,900	Penn National Gaming, Inc.(a)	774,639

Hotels & Leisure 1.0%
22,700	Marriott International, Inc. (Class “A” Stock)	1,430,100

Restaurants 2.7%
67,900	Applebee’s International, Inc.	1,404,851
48,900	Brinker International, Inc.(a)	1,836,684
12,200	Yum! Brands, Inc.	590,602

		3,832,137

Tools 0.9%
15,400	Black & Decker Corp.	1,264,186

ENERGY 11.1%
Oil & Gas Equipment & Services 2.6%
16,900	Cal Dive International, Inc.(a)	1,071,629
90,000	Pride International, Inc.(a)	2,565,900

		3,637,529

Oil & Gas-Production/Pipeline 8.5%
38,400	Diamond Offshore Drilling, Inc.	2,352,000
137,400	EI Paso Corp.	1,909,860
49,300	ENSCO International, Inc.	2,296,887
38,900	Helmerich & Payne, Inc.	2,349,171
17,900	Kerr-McGee Corp.	1,738,269
50,600	Williams Companies, Inc. (The)	1,267,530

		11,913,717

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Portfolio of Investments as of September 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
FINANCIAL SERVICES 5.5%
Financial/Business Services 4.6%
23,300	Associated Banc-Corp.	710,184
46,450	Berkley (W. R.) Corp.	1,833,846
15,300	CIT Group, Inc.	691,254
38,100	Dun & Bradstreet Corp.(a)	2,509,647
16,000	Fiserv, Inc.(a)	733,920

		6,478,851

Insurance 0.9%
43,100	CNA Financial Corp.(a)	1,287,397

INDUSTRIALS 8.3%
Transportation/Trucking/Shipping 8.3%
27,700	CNF, Inc.	1,454,250
46,300	CSX Corp.	2,152,024
54,800	GATX Corp.	2,167,340
75,000	Laidlaw International, Inc.	1,812,750
30,700	Rockwell International Corp.	1,624,030
50,700	TRW Automotive Holdings Corp.(a)	1,487,538
22,500	Yellow Roadway Corp.(a)	931,950

		11,629,882

MATERIALS 0.9%
Chemicals 0.9%
27,500	Eastman Chemical Co.	1,291,675

TECHNOLOGY 23.6%
Computers & Peripherals 0.9%
98,900	Western Digital Corp.(a)	1,278,777

Computer Services 3.0%
33,500	CheckFree Corp.(a)	1,266,970
32,400	Computer Sciences Corp.(a)	1,532,844
51,900	Reynolds & Reynolds Co. (The)	1,422,579

		4,222,393

Computer Software 4.4%
28,000	Autodesk, Inc.(a)	1,300,320
164,400	Compuware Corp.(a)	1,561,800
81,100	McAfee, Inc.(a)	2,548,162
32,300	Network Appliance, Inc.(a)	766,802

		6,177,084

Electronic Components 7.1%
40,500	Altera Corp.(a)	773,955
35,100	Broadcom Corp. (Class “A” stock)(a)	1,646,541
23,600	L-3 Communications Holdings, Inc.	1,866,052
132,100	LSI Logic Corp.(a)	1,301,185
75,700	PerkinElmer, Inc.	1,542,009
250,000	Solectron Corp.(a)	977,500
54,100	Thomas & Betts Corp.(a)	1,861,581

		9,968,823

Nicholas-Applegate Fund, Inc. / Nicholas-Applegate Growth Equity Fund

Portfolio of Investments as of September 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Semiconductors 4.2%
29,000	KLA-Tencor Corp.	1,414,040
41,900	Microchip Technology, Inc.	1,262,028
87,700	National Semiconductor Corp.	2,306,510
28,400	QLogic Corp.(a)	971,280

		5,953,858

Telecommunication Services 4.0%
85,300	Crown Castle International Corp.(a)	2,100,939
43,500	Harris Corp.	1,818,300
80,500	VeriSign, Inc.(a)	1,720,285

		5,639,524

	Total long-term investments (cost $ 123,140,726)	138,914,331

SHORT-TERM INVESTMENTS 2.3%
Principal Amount (000) 2.3%

Repurchase Agreement 2.3%
3,175	State Street Bank & Trust Co. Repurchase Agreement dated 9/30/05,
	1.75%, due 10/3/05(b) 1.75%, 10/3/05
	(cost $ 3,175,000)	3,175,000

	Total Investments 101.1%
	(cost $ 126,315,726;(c))	142,089,331
	Liabilities in excess of other assets (1.1%)	(1,566,136)

	Net Assets 100%	$140,523,195

(a)	Non-income producing security.

(b)	Repurchase price of $3,175,463. Collateralized by $ 2,285,000 U.S. Treasury Bond with a rate of 8.00%, maturity date of 11/15/21, and aggregate market value, including accrued interest, of $3,313,250.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2005 were as follows:

			Net Unrealized Appreciation of Investments
Tax Basis	Appreciation	Depreciation

$126,619,938	$17,406,885	$1,937,492	$15,469,393

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund’s Subadvisor in consultation with the manager to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of September 30, 2005, there were no securities valued in accordance with such procedures.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Applegate Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ ROBERT F. GUNIA
Robert F. Gunia
President of the Fund
Date November 28, 2005
By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 28, 2005

*	Print the name and title of each signing officer under his or her signature.